DISCONTINUED OPERATION (Tables)	12 Months Ended
Dec. 31, 2017
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations [Table Text Block]
a.	Below is data of the operating results attributed to the discontinued operation:

	Year ended December 31,
	2016	2015

Revenue from sales	18,248	40,498
Cost of sales	15,260	35,427
Gross profit	2,988	5,071

Selling, general and administrative expenses	2,531	4,345
Operating income	457	726

Financial expenses, net	54	139
Other income, net	-	(13)
Taxes on income	249	273
Income from discontinued operation	154	327

c.	Below is data of the net cash flows provided by (used in) the discontinued operation:

	Year ended December 31,
	2016	2015

Operating activities	116	(2,111)

Investing activities	(1,187)	746

Financing activities	251	(41)